Investments in Associates and Joint Ventures - Investments of PLDT in VTI, Bow Arken and Brightshare - Additional Information (Details) ₱ in Thousands, shares in Thousands								12 Months Ended
	Oct. 06, 2022 Tranche	Dec. 15, 2017 PHP (₱) shares	May 30, 2017	Feb. 28, 2017 PHP (₱) shares	Dec. 01, 2016	Aug. 24, 2016	May 30, 2016 PHP (₱) Entity Tranche	Dec. 31, 2017 PHP (₱)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	May 29, 2017 PHP (₱)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity interest acquired						87.12%	50.00%
Percentage of acquiring other interest							50.00%
Number of other entities | Entity							2
Total consideration transferred							₱ 52,800,000
Number of tranches | Tranche	3						3
Assumed liabilities							₱ 17,200,000
Amount advanced to cover working capital requirements											₱ 2,600,000
Outstanding advances									₱ 11,359,000
2,760,000 Subscribed Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares				2,800
Subscribed per share				₱ 4
Premium over par value per subscribed share				3
Subscription share price				11,040,000
Subscribed payment				11,040,000
Premium over subscription share price				₱ 8,280,000
800,000 Subscribed Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares		600		800
Subscribed per share		₱ 5		₱ 4
Premium over par value per subscribed share		4		3
Subscription share price		3,000,000		3,200,000
Subscribed payment		10,000		148,000				₱ 2,990,000
Premium over subscription share price		₱ 2,400,000		₱ 2,400,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies									69,000	₱ 69,000
Vega Telecom Inc [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding advances									11,038,000
Bow Arken Holdings Company [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding advances									238,000
Brightshare Holdings Inc [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity interest acquired							50.00%
Outstanding advances									₱ 83,000
Tranche One [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition							50.00%
Tranche Two [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition					25.00%
Tranche Three [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition			25.00%